                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            VARIABLE RATE** SENIOR LOAN INTERESTS ** 119.8%
            AEROSPACE/DEFENSE 4.2%
$     646   Alion Science and
               Technology Corp.,
               Revolving Credit
               Agreement................   Ba3       B+     10.00%    08/02/09      $      630,094
   32,998   Alion Science And
               Technology Corp.,                            8.12 to   12/31/07 to
               Term Loan ...............   B3        CCC+   10.87     08/02/09          32,997,707
      643   Apptis, Inc., Term                              8.57 to
               Loan ....................   Ba2       B+     10.50     01/05/10             647,909
      635   ARINC, Inc., Term
               Loan ....................   Ba3       BB     7.37      03/10/11             636,541
      998   Atlantic Marine
               Services, Term Loan .....   B1        B+     7.94      08/02/13           1,006,228
    1,386   DynCorp
               International, LLC,                          7.69 to
               Term Loan ...............   Ba2       BB-    8.31      02/11/11           1,395,118
    9,931   IAP Worldwide
               Services, Inc., Term                         8.44 to   12/30/12 to
               Loan ....................   Caa1      CCC+   13.44     06/30/13           9,896,637
    3,591   ILC Industries, Inc.,
               Term Loan ...............   NR        NR     7.87      02/24/12           3,619,430
    4,344   K&F Industries, Inc.,
               Term Loan ...............   Ba3       B+     7.32      11/18/12           4,364,662
    1,411   Primus International,                           7.82 to
               Inc., Term Loan .........   NR        NR     7.83      06/07/12           1,416,228
    2,891   SI International, Inc.,                         7.32 to
               Term Loan ...............   Ba3       NR     7.46      02/09/11           2,903,838
    5,092   Spirit AeroSystems,
               Inc., Term Loan .........   Ba3       BB-    7.57      12/31/11           5,136,898
    3,575   Wesco Aircraft
               Hardware Corp.,                              7.58 to   09/29/13 to
               Term Loan ...............   Ba3       B+     11.13     03/28/14           3,605,580

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            AEROSPACE/DEFENSE (CONTINUED)
$   6,719   Wyle Laboratories,                              8.22 to   01/28/11 to
               Inc., Term Loan .........   NR        B-     11.97%    07/28/11      $    6,780,831
                                                                                    --------------
                                                                                        75,037,701
                                                                                    --------------
            AUTOMOTIVE   5.1%
    3,642   Accuride Corp., Term
               Loan (a) ................   Ba3       B+     7.44      01/31/12           3,653,418
    2,000   Acument Global
               Technologies, Inc.,                          8.89 to
               Term Loan (a) ...........   B2        B+     8.92      08/11/13           2,015,000
    1,000   Affinia Group, Inc.,
               Term Loan (a) ...........   B1        B      8.38      11/30/11           1,005,313
    2,000   Dana Corp., Term
               Loan ....................   B3        BB-    7.65      04/13/08           2,003,000
    8,855   Federal-Mogul Corp.,
               Revolving Credit
               Agreement (g) ...........   NR        NR     9.07      12/09/06           8,887,978
   19,235   Federal-Mogul Corp.,
               Term Loan (g) ...........   NR        NR     9.07      12/09/06          19,342,742
    3,900   Goodyear Tire &
               Rubber Co.,
               Revolving Credit
               Agreement ...............   Ba1       B      7.07      04/30/10           3,884,158
    2,294   Heartland Automotive
               Holdings, Inc., Term                         9.10 to
               Loan ....................   NR        NR     9.13      02/27/12           2,317,039
    2,400   Lear Corp., Term                                7.87 to
               Loan ....................   B2        B+     7.90      04/25/12           2,395,250
   10,755   MetoKote Corp., Term                            8.35 to
               Loan ....................   B2        B+     8.38      11/27/11          10,775,590
    5,200   Navistar International                          10.32 to
               Corp., Term Loan ........   NR        BB-    10.37     02/22/09           5,273,668
    4,080   Polypore, Inc., Term
               Loan ....................   Ba3       B      8.32      11/12/11           4,112,002
    1,500   Precision Partners,
               Inc., Term Loan .........   B2        B+     8.32      10/27/13           1,473,750

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            AUTOMOTIVE (CONTINUED)
$   3,990   Sensata
               Technologies, Inc.,                          7.10 to
               Term Loan ...............   Ba3       BB-    7.13%     04/27/13      $    3,970,673
    3,574   Tenneco Automotive,
               Inc., Term Loan .........   Ba1       BB-    7.40      12/12/10           3,594,624
   15,485   TRW Automotive,                                 6.75 to   01/10/10 to
               Inc., Term Loan .........   Ba1       BB+    7.19      06/30/12          15,469,178
    2,034   United Components,
               Inc., Term Loan .........   Ba3       BB-    7.70      06/30/12           2,046,357
                                                                                    --------------
                                                                                        92,219,740
                                                                                    --------------
            BEVERAGE, FOOD & TOBACCO 7.7%
   15,000   Acosta Sales Co., Inc.,
               Term Loan (a) ...........   B1        B-     8.08      07/28/13          15,153,120
    4,776   Advantage Sales &
               Marketing, LLC,                              7.37 to
               Term Loan (a) ...........   NR        NR     7.48      03/29/13           4,763,067
      573   Atkins Nutritionals,
               Inc., Term Loan .........   NR        NR     17.37     12/31/10             494,137
    8,872   Birds Eye Foods, Inc.,
               Term Loan ...............   Ba3       B+     8.07      06/30/08           8,871,880
    1,003   Buffets Holdings,
               Inc., Term Loan .........   Ba2       B-     10.75     06/28/09           1,007,118
    6,500   Coleman Natural
               Foods, LLC, Term                             8.43 to   08/22/12 to
               Loan ....................   NR        NR     12.43     08/22/13           6,531,250
    4,300   Commonwealth
               Brands, Inc., Term
               Loan ....................   NR        NR     7.69      12/22/12           4,334,872
    5,000   DCI Cheese Co., Term
               Loan ....................   NR        NR     8.62      08/07/13           5,006,250

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
$  23,671   Dole Food Co., Inc.,                            5.24 to
               Term Loan ...............   Ba3       B+     9.25%     04/12/13      $   23,522,642
    3,381   Farley's & Sathers
               Candy Co., Inc.,                             8.12 to   06/15/10 to
               Term Loan ...............   NR        NR     11.62     03/24/11           3,390,951
    5,575   Fresh Start Bakeries,                           7.88 to   09/29/13 to
               Inc., Term Loan .........   NR        NR     11.13     03/29/14           5,620,031
   10,062   Le-Nature's, Inc.,                              9.39 to
               Term Loan (a) (d) .......   Ba2       NR     9.42      03/01/11           9,810,139
    5,827   Luigino's, Inc., Term                           8.38 to
               Loan ....................   B1        B+     8.44      04/02/11           5,876,567
    1,001   Mafco Worldwide                                 7.32 to
               Corp., Term Loan ........   B1        B+     7.39      12/08/11           1,004,389
    5,132   National Dairy
               Holdings, LP, Term
               Loan ....................   NR        NR     7.32      03/15/12           5,151,646
    2,640   National Distributing
               Co., Inc., Term
               Loan ....................   NR        NR     11.83     06/22/10           2,646,600
    1,658   OSI Foods GMBH &
               Co. KG, Term Loan .......   NR        NR     7.12      09/02/11           1,656,708
    5,802   OSI Group, LLC, Term
               Loan ....................   NR        NR     7.12      09/02/11           5,798,478
    6,719   PBM Products, LLC,
               Term Loan ...............   NR        NR     8.07      09/29/12           6,782,371
    5,565   Pierre Foods, Inc.,
               Term Loan ...............   Ba2       B+     7.50      06/30/10           5,584,467
    3,708   Pinnacle Foods, Inc.,                           7.33 to
               Term Loan ...............   Ba3       B+     7.39      11/25/10           3,718,541
      750   Reddy Ice Group,
               Inc., Term Loan .........   Ba3       B+     7.12      08/09/12             750,937
    4,988   Sturm Foods, Inc.,
               Term Loan ...............   NR        NR     7.63      05/26/11           4,999,969

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
$   2,565   Sunny Delight                                   11.37
               Beverage Co., Term                           to
               Loan ....................   Caa1      CCC    11.40%    08/20/10      $    2,537,034
    3,930   Volume Services
               America, Inc., Term                          8.63 to
               Loan ....................   B2        NR     9.50      10/01/10           3,955,793
                                                                                    --------------
                                                                                       138,968,957
                                                                                    --------------
            BROADCASTING - CABLE 11.0%
    8,700   Century Cable
               Holdings, LLC, Term
               Loan (g) ................   NR        NR     10.25     06/30/09           8,515,125
    4,400   Cequel
               Communications,
               LLC, Term Loan ..........   B1        B+     7.62      11/05/13           4,397,250
   48,431   Charter
               Communications
               Operating, LLC,
               Term Loan ...............   B1        B      8.01      04/28/13          48,902,971
   29,900   CSC Holdings, Inc.,                             7.07 to
               Term Loan ...............   Ba2       BB     7.22      03/29/13          29,911,957
      927   Frontiervision
               Operating Partners,
               LP, Revolving Credit
               Agreement (c) (g) .......   NR        NR     9.65      06/30/06             916,629
   12,904   Frontiervision
               Operating Partners,
               LP, Term Loan                                9.65 to   09/30/05 to
               (c) (g) .................   NR        NR     9.78      03/31/06          12,775,454
   18,340   Hilton Head
               Communications,
               LP, Revolving Credit
               Agreement (g) ...........   NR        NR     8.25      09/30/07          17,774,523
   12,959   Hilton Head
               Communications,
               LP, Term Loan (g) .......   NR        NR     9.50      03/31/08          12,586,670
    1,989   Knology, Inc.,                                  7.87 to
               Term Loan ...............   Ba3       B      7.88      06/29/10           2,000,509

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BROADCASTING - CABLE (CONTINUED)
$   7,572   MCC Iowa, LLC, Term                             7.00 to
               Loan ....................   Ba3       BB-    7.38%     01/31/15      $    7,552,829
    1,600   Mediacom Illinois,                              7.00 to
               LLC, Term Loan ..........   Ba3       BB-    7.37      01/31/15           1,597,786
   52,655   Olympus Cable
               Holdings, LLC, Term                          9.50 to   06/30/10 to
               Loan (g) ................   NR        NR     10.25     09/30/10          51,446,072
                                                                                    --------------
                                                                                       198,377,775
                                                                                    --------------
            BROADCASTING - DIVERSIFIED 0.2%
    3,990   Cumulus Media, Inc.,                            7.32 to
               Term Loan ...............   Ba3       B      7.63      06/07/13           4,013,693
                                                                                    --------------
            BROADCASTING - RADIO 1.2%
    3,972   CMP KC, LLC, Term
               Loan ....................   Caa1      CCC+   9.31      05/03/11           3,977,341
   11,756   CMP Susquehanna                                 7.38 to
               Corp., Term Loan ........   Ba3       B      7.44      05/05/13          11,788,673
    1,194   LBI Media, Inc., Term
               Loan ....................   Ba2       B      6.51      03/31/12           1,182,060
    3,776   NextMedia Operating,                            7.32 to   11/15/12 to
               Inc., Term Loan .........   B1        B      9.82      11/15/13           3,784,411
    1,425   Spanish
               Broadcasting
               Systems, Inc., Term
               Loan ....................   B1        B+     7.12      08/09/11           1,426,580
                                                                                    --------------
                                                                                        22,159,065
                                                                                    --------------
            BROADCASTING - TELEVISION 0.3%
    2,000   Barrington
               Broadcasting, LLC,
               Term Loan ...............   Ba3       B      7.65      08/12/13           2,015,626
    2,772   HIT Entertainment,
               Inc., Term Loan .........   Ba3       B      7.62      03/20/12           2,782,395
                                                                                    --------------
                                                                                         4,798,021
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BUILDINGS & REAL ESTATE 4.7%
$   2,250   Armstrong World
               Industries, Inc.,
               Term Loan ...............   Ba2       BB     7.12%     10/02/13      $    2,255,274
    3,333   BioMed Realty, LP,
               Term Loan ...............   NR        NR     7.57      05/30/10           3,325,000
    2,500   California Coastal
               Communities, Inc.,
               Term Loan ...............   NR        NR     8.07      09/15/11           2,503,125
    4,420   Capital Automotive,
               LP, Term Loan ...........   Ba1       BB+    7.08      12/16/10           4,444,682
      674   Central Parking Corp.,
               Term Loan ...............   Baa3      BB-    7.37      03/31/10             677,546
    4,200   Edge-Star Partners,                             8.65 to
               Term Loan ...............   NR        NR     14.90     11/18/07           4,210,500
   13,983   Ginn LA CS
               Borrower, LLC,                               8.29 to   06/08/11 to
               Term Loan ...............   Caa1      BB     12.37     06/08/12          12,684,057
      900   Kyle Acquisition
               Group, LLC, Term
               Loan ....................   NR        NR     8.25      07/20/10             900,000
    1,800   Lake at Las Vegas
               Joint Venture, LLC,                          8.10 to
               Term Loan ...............   B2        CCC+   8.25      11/01/09           1,728,751
   10,000   Landsource
               Communities
               Development, LLC,
               Term Loan ...............   NR        NR     7.88      03/31/10           9,827,080
    3,200   LNR Property Corp.,
               Term Loan ...............   B2        B+     8.22      07/12/11           3,215,667
    1,592   London Arena &
               Waterfront Finance,
               LLC, Term Loan ..........   NR        NR     8.89      03/08/12           1,605,930
    2,500   Macerich Partnership,
               LP, Term Loan ...........   NR        NR     6.88      04/25/10           2,495,312
    1,751   Newkirk Master, LP,
               Term Loan ...............   Ba2       BB+    7.07      08/11/08           1,753,775

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BUILDINGS & REAL ESTATE (CONTINUED)
$   3,791   NLV Holdings, LLC,                              8.12 to   05/09/11 to
               Term Loan ...............   B2        B+     12.37%    05/30/12      $    3,677,270
    2,400   Shea Capital I, LLC,
               Term Loan ...............   NR        NR     7.35      10/27/11           2,328,000
    2,488   Shea Mountain
               House, LLC, Term
               Loan ....................   NR        NR     7.37      05/11/11           2,425,312
    4,500   South Edge, LLC,                                7.13 to   10/31/07 to
               Term Loan ...............   NR        NR     7.38      10/31/09           4,393,125
      630   Spanish Peaks, LLC,
               Term Loan ...............   NR        B+     8.15      08/09/11             628,398
    2,400   Standard Pacific
               Corp., Term Loan ........   NR        NR     6.93      05/05/13           2,358,000
    3,988   Tamarack Resort,                                8.52 to
               LLC, Term Loan ..........   NR        NR     8.62      05/19/11           3,968,060
    8,000   WCI Communities, Inc,
               Term Loan ...............   NR        NR     7.32      12/23/10           7,727,504
    6,062   Yellowstone
               Development, LLC,
               Term Loan ...............   NR        NR     7.70      09/30/10           5,978,561
                                                                                    --------------
                                                                                        85,110,929
                                                                                    --------------
            BUSINESS EQUIPMENT & SERVICES 3.3%
    8,371   Affiliated Computer
               Services, Inc., Term                         7.39 to
               Loan (a) ................   Ba2       B+     7.40      03/20/13           8,395,180
    9,850   AlixPartners, LLP,
               Term Loan (a) ...........   B1        BB-    7.88      10/12/13           9,911,563
    1,995   Contec, LLC, Term
               Loan ....................   NR        NR     8.75      06/15/12           1,999,988
    4,500   First American
               Payment Systems,
               LP, Term Loan ...........   NR        NR     8.63      10/06/13           4,522,500
    1,386   InfoUSA, Inc., Term
               Loan ....................   Ba2       BB     7.07      02/14/12           1,384,268

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            BUSINESS EQUIPMENT & SERVICES (CONTINUED)
$   3,200   Institutional
               Shareholder
               Services, Inc., Term
               Loan ....................   NR        NR     7.82%     09/30/11      $    3,208,000
    4,103   Katun Corp., Term
               Loan ....................   NR        BB-    9.57      06/30/09           4,102,723
   12,500   VNU, Inc.,
               Term Loan ...............   B1        B+     8.19      08/09/13          12,559,575
    1,717   ProQuest Co.,
               Revolving Credit                             7.82 to
               Agreement ...............   NR        NR     8.25      01/31/10           1,703,821
    1,000   Quantum Corp., Term
               Loan ....................   Ba3       B+     9.44      08/22/12           1,001,250
    9,130   Sedgewick Claims
               Management
               Services, Inc., Term                         7.60 to
               Loan ....................   B1        B+     7.62      01/31/13           9,139,881
    1,624   Verifone, Inc., Term
               Loan ....................   B1        BB-    7.24      10/31/13           1,626,298
                                                                                    --------------
                                                                                        59,555,047
                                                                                    --------------
            CHEMICALS, PLASTICS & RUBBER 7.9%
    1,113   American Pacific
               Corp., Term Loan ........   Ba3       B      9.37      11/30/10           1,115,281
    2,600   Basell North America
               (Netherlands), Term                          7.60 to   09/07/13 to
               Loan ....................   Ba3       B+     8.35      09/07/14           2,634,125
    1,186   Becker-Underwood,                               9.62 to   09/30/11 to
               Inc., Term Loan .........   NR        NR     12.37     03/31/12           1,177,344
    7,600   Brenntag Holdings
               GmbH & Co. KG,                               8.08 to   01/20/14 to
               Term Loan ...............   B2        B      12.08     07/17/15           7,695,568
    4,504   Celanese, AG
               (Germany), Term
               Loan ....................   Ba3       BB-    7.37      04/06/11           4,534,383
    8,333   Ferro Corp., Term
               Loan ....................   NR        B+     8.57      06/06/12           8,341,150
    2,154   Fibervisions
               Delaware Corp.,                              8.87 to
               Term Loan ...............   B1        B      9.00      03/31/13           2,137,845

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
$   6,000   Georgia Gulf Corp.,
               Term Loan ...............   Ba2       BB     7.32%     10/03/13      $    6,036,252
   15,960   Hexion Specialty
               Chemicals, Inc.,                             7.37 to
               Term Loan ...............   Ba3       B      7.38      05/05/13          15,938,630
   35,202   Huntsman
               International, LLC,
               Term Loan ...............   Ba3       BB-    7.07      08/16/12          35,223,979
    6,000   Ineos Holdings,                                 7.61 to   12/16/13 to
               Ltd., Term Loan .........   Ba3       B+     8.11      12/23/14           6,079,374
    5,656   INVISTA
               (Netherlands), Term                          6.87 to   04/29/10 to
               Loan ....................   Ba1       BB     6.88      04/29/11           5,649,568
    6,766   ISP Chemco, Inc.,                               7.38 to
               Term Loan ...............   Ba3       BB-    7.63      02/16/13           6,796,203
    9,950   Kraton Polymers,
               LLC, Term Loan ..........   Ba3       B+     7.38      05/12/13           9,993,531
    3,324   Lucite International
               Group Holdings,
               Ltd., Term Loan .........   B1        B+     8.07      07/07/13           3,351,817
    4,000   Lyondell Chemical
               Co., Term Loan ..........   Ba3       BB-    7.11      08/16/13           4,025,416
    2,081   Nalco Co., Term Loan .......   Ba2       BB-    7.07 to
                                                            7.30      11/04/10           2,089,012
    7,679   PQ Corp., Term Loan ........   Ba2       B+     7.38      02/10/12           7,712,819
    8,658   Rockwood
               Specialties Group,
               Inc., Term Loan .........   Ba2       NR     7.38      12/13/13           8,709,220
    3,200   Wellman, Inc., Term
               Loan ....................   B3        B-     12.24     02/10/10           3,062,000
                                                                                    --------------
                                                                                       142,303,517
                                                                                    --------------
            CONSTRUCTION MATERIAL 2.5%
    7,940   AXIA, Inc., Term Loan ......   B2        B      8.62      12/21/12           7,920,150
    1,926   Brand Services, Inc.,                           7.60 to
               Term Loan ...............   Ba2       B      7.65      01/15/12           1,929,245

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            CONSTRUCTION MATERIAL (CONTINUED)
$     542   Builders FirstSource,                                     08/11/11 to
               Inc., Term Loan .........   Ba2       BB-    7.87%     02/15/12      $      542,222
    4,968   Contech Construction
               Products, Inc., Term                         7.35 to
               Loan ....................   Ba3       B+     7.38      01/31/13           4,994,160
    1,500   Custom Building
               Products, Inc., Term
               Loan ....................   NR        NR     10.62     04/29/12           1,505,937
    1,250   Foster Wheeler, LLC,
                    Term Loan ..........   Ba1       B+     5.27      09/13/11           1,254,688
    2,164   Gibraltar Industries,
               Inc., Term Loan .........   Ba1       BB     7.13      12/08/12           2,162,561
    3,990   Interline Brands, Inc,                          7.07 to
               Term Loan ...............   Ba3       BB     7.12      06/23/13           3,997,481
    1,793   Nortek, Inc., Term                              7.32 to
               Loan ....................   Ba2       B      9.25      08/27/11           1,791,153
    2,281   Panolam Industries
               International, Inc.
               (Canada), Term
               Loan ....................   Ba3       B+     8.12      09/30/12           2,292,728
    1,596   Pro-Build Holdings,
               Inc., Term Loan .........   Ba3       NR     7.12      06/29/13           1,593,339
    3,792   Professional Paint,                             7.63 to   05/31/12 to
               Inc., Term Loan .........   NR        NR     11.38     05/31/13           3,801,359
    1,592   Universal Building
               Products, Inc., Term
               Loan ....................   NR        NR     8.87      04/28/12           1,599,960
    5,913   Werner Holding Co.,
               Inc., Term Loan
               (b) (g) .................   NR        NR     11.25     06/11/09           5,942,162
      658   Werner Holding Co.,
               Inc., Term Loan
               (b) (e) (g) .............   NR        NR     11.25     12/11/09             598,860
    3,774   Werner Holding Co.,
               Inc., Revolving
               Credit
               Agreement (b) (g) .......   NR        NR     11.25     06/11/08           3,793,160
                                                                                    --------------
                                                                                        45,719,165
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            CONTAINERS, PACKAGING & GLASS 2.8%
$   1,596   Altivity Packaging,                             7.60 to
               LLC, Term Loan (a) ......   Ba3       BB-    7.62%     06/30/13      $    1,612,709
    1,789   Anchor Glass
               Container Corp.,                             7.62 to
               Term Loan ...............   NR        NR     7.65      05/03/13           1,793,092
    1,000   Captive Plastics, Inc.,
               Term Loan ...............   NR        NR     8.12      08/18/11           1,003,750
    1,173   Consolidated
               Container Co., LLC,
               Term Loan ...............   Ba3       B-     8.63      12/15/08           1,178,865
    3,195   Covalence Specialty
               Materials Corp.,                             7.38 to   05/18/13 to
               Term Loan ...............   Ba3       B+     8.63      08/16/13           3,217,673
    1,200   Crown Americas,
               Inc., Term Loan .........   Baa3      BB-    7.07      11/15/12           1,203,376
      100   Fleming Packaging
               Corp., Revolving
               Credit                                       4.50 to
               Agreement (b) (f) (g) ...   NR        NR     8.75      03/31/03               1,000
      871   Fleming Packaging
               Corp., Term                                  8.00 to
               Loan (b) (f) (g) ........   NR        NR     12.25     08/31/04               8,711
    3,889   Graham Packaging
               Co., Term                                    7.63 to   10/07/11 to
               Loan ....................   B1        B      9.69      04/07/12           3,918,489
      246   Graphic Packaging
               International Corp.,
               Revolving Credit
               Agreement ...............   Ba2       B+     7.32      08/08/09             240,923

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                 STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON     MATURITY *       VALUE
---------   ----------------------------   -------   ----   --------   -----------   -------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
$   8,117   Graphic Packaging
               International Corp.,                         7.75 to
               Term Loan ...............   Ba2       B+     8.14%      08/08/10      $  8,220,341
      850   Kranson Industries,
               Inc., Revolving                              8.07 to
               Credit Agreement ........   B1        B      10.00      07/31/13           845,750
   10,000   Kranson Industries,
               Inc., Term Loan .........   B1        B      8.17       07/31/13        10,056,250
    4,988   Packaging Dynamics,
               Term Loan ...............   NR        BB-    7.37       06/09/13         4,991,655
    2,609   Ranpak Corp., Term
               Loan ....................   NR        NR     7.89       12/14/11         2,615,334
      274   Smurfit-Stone
               Container Corp.,
               Revolving Credit
               Agreement ...............   Ba1       B+     9.75       11/01/09           268,471
    4,787   Smurfit-Stone
               Container Corp.,                             7.63 to
               Term Loan ...............   Ba1       B+     7.69       11/01/11         4,822,726
    1,000   Solo Cup, Inc., Term                            11.75 to
               Loan ....................   Caa1      CCC-   13.25      03/31/12         1,026,250
    3,980   Unifrax Corp., Term
               Loan ....................   Ba3       B      7.63       05/02/13         3,986,221
                                                                                     ------------
                                                                                       51,011,586
                                                                                     ------------
            DIVERSIFIED MANUFACTURING 1.3%
    1,555   Arnold Magnectic
               Technologies Corp.,                          9.11 to    03/06/11 to
               Term Loan ...............   NR        NR     11.50      03/06/12         1,547,173
    1,682   Chart Industries, Inc.,                         7.38 to
               Term Loan ...............   Ba2       B+     7.44       10/17/12         1,687,746
    3,500   Euramax
               International, Inc.,
               Term Loan ...............   Caa1      CCC+   12.37      06/29/13         3,529,152
    9,374   Mueller Group, Inc.,                            7.32 to
               Term Loan ...............   B1        BB-    7.62       10/03/12         9,437,175

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *       VALUE
---------   ----------------------------   -------   ----   -------   -----------   -------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
$   6,738   X-Rite, Inc., Term Loan ....   Ba3       B+     7.65 to   06/30/12 to
                                                            10.39%    06/30/13      $   6,748,125
                                                                                    -------------
                                                                                       22,949,371
                                                                                    -------------
            ECOLOGICAL 3.5%
   25,259   Allied Waste North
               America, Inc., Term                          7.07 to
               Loan (a) ................   Ba3       BB     7.28      01/15/12         25,297,177
    2,500   Casella Waste
               Systems, Inc., Term                          7.40 to
               Loan ....................   NR        NR     7.47      04/28/10          2,506,250
    3,353   Duratek, Inc., Term                             7.64 to
               Loan ....................   NR        BB     7.77      06/07/13          3,382,887
    7,752   Energy Solutions,                               7.57 to   06/07/11 to
               LLC, Term Loan ..........   B2        BB     7.77      06/07/13          7,821,970
    5,116   Environmental
               Systems Products
               Holdings, Term                               8.82 to   12/12/08 to
               Loan ....................   B3        NR     15.40     12/12/10          5,217,197
    3,448   Great Lakes Dredge
               & Dock Corp., Term                           8.22 to
               Loan ....................   Ba3       CCC+   8.62      12/22/10          3,460,513
    2,581   LVI Services, Inc.,                             8.12 to
               Term Loan ...............   NR        NR     8.37      11/16/11          2,486,957
    4,600   Synagro
               Technologies, Inc.,
               Term Loan ...............   NR        B+     7.57      06/21/12          4,601,232
    2,000   WasteQuip, Inc.,
               Term Loan ...............   B1        NR     10.82     07/15/12          2,025,000
      467   Waste Services, Inc.,
               Revolving Credit
               Agreement ...............   Ba3       B-     9.07      04/29/09            459,667
    5,439   Waste Services, Inc.,                           8.32 to
               Term Loan ...............   Ba3       B-     8.58      03/31/11          5,480,201
                                                                                    -------------
                                                                                       62,739,051
                                                                                    -------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *       VALUE
---------   ----------------------------   -------   ----   -------   -----------   -------------
            EDUCATION & CHILD CARE 1.2%
$   9,177   Education
               Management Corp.,
               Term Loan ...............   B2        B      7.88%     06/01/13      $   9,250,416
    8,458   Educate Operating
               Co., LLC Term
               Loan ....................   Ba3       NR     8.62      03/31/12          8,458,342
    3,750   La Petite Academy,                              8.36 to   08/06/12 to
               Inc., Term Loan .........   Ba2       B      12.61     02/16/13          3,785,625
                                                                                    -------------
                                                                                       21,494,383
                                                                                    -------------
            ELECTRONICS 4.3%
    3,682   Amkor Technology,
               Inc., Term Loan (a) .....   B1        B-     9.90      10/27/10          3,811,834
    3,682   Audio Visual
               Services Corp.,
               Term Loan ...............   Ba3       NR     7.87      05/18/11          3,700,483
      527   Blackboard, Inc.,
               Term Loan ...............   Ba3       B+     7.57      02/28/12            531,288
    1,500   Deutsche Connector                              7.90 to   06/22/14 to
               Group, Term Loan ........   NR        NR     8.40      06/22/15          1,516,523
    2,142   DoubleClick, Inc.,                              6.41 to
               Term Loan ...............   Ba3       B      9.48      07/13/12          2,169,139
      746   Eastman Kodak Co.,                              7.57 to
               Term Loan ...............   Ba3       B+     7.66      10/18/12            748,083
    1,990   Epicor Software                                 7.78 to
               Corp., Term Loan ........   Ba3       B+     9.15      03/30/12          1,998,706
    1,000   GXS Worldwide, Inc.,
               Term Loan ...............   Ba3       B+     10.38     07/29/11          1,003,750
    5,000   Infor Enterprise
               Solutions Holdings,
               Inc., Term Loan .........   B1        B      9.12      07/28/12          5,044,790
    4,460   ON Semiconductor
               Corp., Term Loan ........   B3        B+     7.62      12/15/11          4,476,514
    7,551   Open Solutions, Inc.,                           7.90 to   09/30/11 to
               Term Loan ...............   B3        B-     11.90     11/30/11          7,686,239
    3,950   Open Text Corp.,
               Term Loan ...............   Ba3       BB-    7.90      10/02/13          3,979,625
   15,860   Spectrum Brands,                                8.37 to
               Inc., Term Loan .........   B1        B-     8.44      02/06/12         15,925,394

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *       VALUE
---------   ----------------------------   -------   ----   -------   -----------   -------------
            ELECTRONICS (CONTINUED)
$     400   Stratus Technologies,
               Inc., Term Loan .........   B1        B-     8.37%     03/29/11      $     399,500
       11   Sungard Data
               Systems, Inc.,
               Revolving Credit
               Agreement ...............   Ba3       B+     9.75      08/11/11             10,512
   13,227   Sungard Data
               Systems, Inc., Term
               Loan ....................   Ba3       B+     8.00      02/11/13         13,366,586
   10,573   UGS Corp., Term
               Loan ....................   Ba2       B+     7.13      03/31/12         10,574,786
                                                                                    -------------
                                                                                       76,943,752
                                                                                    -------------
            ENTERTAINMENT & LEISURE 8.2%
    1,970   Alliance Atlantis
               Communications,
               Inc., Term Loan (a) .....   Ba1       BB     6.87      12/20/11          1,972,053
    1,985   AMC Entertainment,
               Inc., Term Loan (a) .....   Ba3       B+     7.45      01/26/13          2,003,248
    4,000   Bombardier Capital,
               Inc., Term Loan .........   B1        B+     8.13      06/28/13          4,000,000
   23,800   Cedar Fair, LP, Term
               Loan ....................   Ba3       BB-    7.87      08/30/12         24,063,231
   10,388   Fender Musical
               Instruments Corp.,                           8.13 to   03/30/12 to
               Term Loan ...............   Caa1      B-     11.38     09/30/12         10,484,926
    1,442   Metro-Goldwyn-Mayer
               Studios, Inc.,
               Revolving Credit                             7.97 to
               Agreement ...............   NR        NR     8.57      04/08/10          1,399,038
   49,938   Metro-Goldwyn-Mayer
               Studios, Inc., Term
               Loan ....................   NR        NR     8.62      04/08/12         49,380,722
    1,989   Mets, LP, Term Loan ........   NR        NR     7.56      07/25/10          1,993,543
      301   Movie Gallery, Inc.,
               Term Loan (e) ...........   Caa1      CCC+   10.37     04/27/10            283,767

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *       VALUE
---------   ----------------------------   -------   ----   -------   -----------   -------------
            ENTERTAINMENT & LEISURE (CONTINUED)
$   5,170   Panavision, Inc., Term                          8.38 to
               Loan ....................   Ba3       B      8.40%     03/30/11      $   5,208,775
    7,434   Pure Fishing, Inc.,                             8.37 to   09/30/10 to
               Term Loan ...............   Ba3       B-     11.31%    03/31/11          7,371,919
   10,079   Regal Cinemas, Inc.,
               Term Loan ...............   Ba2       BB-    7.12      11/10/10         10,076,594
      526   Six Flags Theme
               Parks, Inc.,
               Revolving Credit
               Agreement ...............   Ba3       B-     8.57      06/30/08            523,015
    6,342   Six Flags Theme
               Parks, Inc., Term                            8.48 to
               Loan ....................   Ba3       B-     8.62      06/30/09          6,419,677
    4,000   Southwest Sports
               Group, LLC, Term
               Loan ....................   NR        NR     7.88      12/22/10          4,001,252
    2,760   Tigers Ballpark, LLC,
               Term Loan ...............   NR        NR     7.13      08/15/10          2,760,000
    8,426   True Temper Sports,                             8.26 to
               Inc., Term Loan .........   Ba2       B      10.25     03/15/11          8,457,475
    7,172   Universal City
               Development
               Partners, LP, Term                           7.35 to
               Loan ....................   Ba1       BB-    7.40      06/09/11          7,203,651
                                                                                    -------------
                                                                                      147,602,886
                                                                                    -------------
            FARMING & AGRICULTURE 0.4%
      995   Nutro Products, Inc.,
               Term Loan ...............   Ba3       B      7.37      04/26/13            997,487
    6,963   Wm. Bolthouse
               Farms, Inc., Term                            7.63 to   12/16/12 to
               Loan ....................   B1        B-     10.87     12/16/13          6,999,040
                                                                                    -------------
                                                                                        7,996,527
                                                                                    -------------
            FINANCE 1.9%
    3,121   DCS Business
               Services, Inc., Term                         9.57 to   02/04/11 to
               Loan ....................   NR        NR     11.32     08/04/11          3,113,211

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *       VALUE
---------   ----------------------------   -------   ----   -------   -----------   -------------
            FINANCE (CONTINUED)
$   4,638   iPayment, Inc., Term                            7.32 to
               Loan ....................   B1        B      7.62%     05/10/13      $   4,638,000
    3,970   LPL Holdings, Inc.,                             7.88 to
               Term Loan ...............   B2        B      8.37      06/28/13          4,020,244
    8,010   Outsourcing
               Solutions, Inc.,
               Term Loan ...............   NR        NR     9.82      09/30/10          8,030,183
    9,900   Oxford Acquisition III,
               Ltd., Term Loan .........   Ba2       BB+    7.69      10/20/14          9,985,081
    4,741   Transfirst Holdings,                            7.87 to   08/15/12 to
               Inc., Term Loan .........   B1        B+     11.62     08/15/13          4,788,205
                                                                                    -------------
                                                                                       34,574,924
                                                                                    -------------
            GROCERY 0.8%
    7,945   Roundy's
               Supermarkets, Inc.,                          8.39 to
               Term Loan ...............   B2        B+     8.44      11/03/11          8,017,473
    5,800   Supervalu, Inc., Term                           6.94 to
               Loan ....................   NR        NR     7.19      06/02/11          5,785,500
                                                                                    -------------
                                                                                       13,802,973
                                                                                    -------------
            HEALTH & BEAUTY 2.3%
    5,491   American Safety
               Razor Co., Term                              7.87 to   07/31/13 to
               Loan (a) ................   B1        B      11.72     01/30/14          5,574,891
    5,261   Bare Escentuals
               Beauty, Inc., Term
               Loan ....................   B2        B      8.07      02/18/12          5,294,146
    8,380   CEI Holdings, Inc.,                             8.94 to   12/03/10 to
               Term Loan ...............   NR        NR     13.31     12/03/11          8,351,586
    9,971   Marietta Intermediate
               Holding Corp., Term                          8.65 to   12/17/10 to
               Loan ....................   NR        NR     15.25     12/17/11          8,461,687

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            HEALTH & BEAUTY (CONTINUED)
$  12,830   Prestige Brands
               Holdings, Inc., Term                         7.66 to
               Loan ....................   Ba3       B+     9.50%     04/06/11      $   12,907,582
                                                                                    --------------
                                                                                        40,589,892
                                                                                    --------------
            HEALTHCARE   6.0%
   10,000   American Medical
               Systems, Inc., Term                          7.75 to
               Loan (a) ................   Ba3       BB-    7.81      07/20/12          10,012,500
      796   Ameripath, Inc., Term
               Loan (a) ................   Ba2       BB-    7.39      10/31/12             797,293
    2,296   AMN Healthcare
               Services, Inc.,
               Term Loan ...............   Ba2       BB-    7.12      11/02/11           2,303,516
    1,792   Angiotech
               Pharmaceuticals,
               Inc., Term Loan .........   Ba1       BB-    6.82      03/23/13           1,763,856
    7,184   Capella Healthcare,                             8.33 to   11/30/12 to
               Inc., Term Loan .........   Caa2      CCC+   11.37     11/30/13           7,221,887
    1,598   Center for Diagnostic
               Imaging (CDI), Term                          8.83 to
               Loan ....................   B1        B      8.87      12/31/10           1,534,014

   11,826   Community Health
               Systems, Inc., Term
               Loan ....................   Ba3       BB-    7.15      08/19/11          11,845,715
    4,049   Concentra Operating                             7.38 to
               Corp., Term Loan ........   Ba2       B+     7.62      09/30/11           4,071,970
    3,485   CRC Health Corp.,
               Term Loan ...............   Ba3       B      7.62      02/06/13           3,489,350
      985   Diagnostic Imaging
               Group, LLC, Term                             9.00 to
               Loan ....................   B1        B      10.75     05/04/12             970,225
    5,988   FHC Health Systems,                             11.40
               Inc., Term                                   to
               Loan ....................   Ba3       B      13.40     12/18/09           6,212,402
      721   Genoa Healthcare
               Group, LLC, Term                             8.61 to
               Loan ....................   Ba3       B      10.50     08/10/12             726,859

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            HEALTHCARE (CONTINUED)
$     398   Golden Gate National
               Senior Care, LLC,
               Term Loan ...............   Ba3       B+     8.12      03/14/11      $      400,861
    1,799   Harlan Sprague
               Dawley, Inc., Term                           7.87 to
               Loan ....................   B1        B+     9.75      12/19/11           1,812,241
   29,107   LifePoint Hospitals,
               Inc., Term Loan .........   Ba3       BB     6.95      04/15/12          29,012,794
      229   Matria Healthcare,                              7.62 to
               Inc., Term Loan .........   Ba3       BB-    7.65      01/19/12             229,445
   19,585   Multiplan, Inc., Term
               Loan ....................   B1        B+     7.85      04/12/13          19,634,257
    3,693   National Renal
               Institutes, Inc., Term                       7.56 to
               Loan ....................   NR        NR     7.63      03/31/13           3,697,616
    2,354   Sterigenics
               International, Inc.,
               Term Loan ...............   B2        B+     8.39      06/14/11           2,360,263
      400   US Oncology, Inc.,
               Term Loan ...............   Ba3       B+     7.94      08/20/11             402,000
                                                                                    --------------
                                                                                       108,499,064
                                                                                    --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
               CONSUMER PRODUCTS 1.2%
    1,990   Formica Corp., Term                             8.37 to
               Loan ....................   B1        B      8.62%     03/15/13           1,989,379
    4,981   Hunter Fan Co., Term
               Loan ....................   Ba3       B      7.90      03/24/12           4,968,714
    7,400   National Bedding Co.,
               Term Loan ...............   B3        B+     10.37     08/31/12           7,469,375
    6,541   Quality Home Brands
               Holdings, LLC, Term                          8.07 to   12/20/12 to
               Loan ....................   Caa1      CCC+   11.94     06/20/13           6,592,029
                                                                                    --------------
                                                                                        21,019,497
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            HOTELS, MOTELS, INNS & GAMING 5.3%
$   9,600   Greektown Casino,
               LLC, Term Loan ..........   Ba3       B      7.89%     12/03/12      $    9,672,000
    4,876   Green Valley Ranch
               Gaming, LLC, Term
               Loan ....................   NR        NR     7.37      12/17/11           4,884,798
    3,743   Herbst Gaming, Inc.,
               Term Loan ...............   Ba1       B+     7.37      01/31/11           3,748,850
    3,122   Interstate Operating
               Co., LP, Term Loan ......   B2        B      9.88      01/14/08           3,145,234
    5,271   Kuilima Resort Co.,
               Term Loan ...............   NR        NR     11.82     09/30/11           4,980,815
      400   Pinnacle
               Entertainment, Term
               Loan ....................   B1        BB-    7.32      12/14/11             401,550
   47,044   Planet Hollywood
               International, Inc.,                         6.84 to
               Term Loan (e) ...........   B2        CCC+   9.54      08/31/10          46,020,529
      602   Scientific Games
               Corp., Revolving
               Credit Agreement ........   Baa3      BB     7.07      12/23/09             598,990
    1,990   Scientific Games
               Corp., Term Loan ........   Baa3      BB     6.57      12/23/09           1,991,867
    2,890   Venetian Casino
               Resorts, LLC,
               Revolving Credit
               Agreement ...............   Ba2       BB-    7.12      02/22/10           2,832,513
      505   Venetian Casino
               Resorts, LLC, Term
               Loan ....................   Ba2       BB-    7.12      06/15/11             507,051
    4,633   Venetian Macau, Ltd.,
               Term Loan ...............   B1        BB-    8.12      05/26/13           4,669,168
    7,708   Wembley, Inc., Term                             7.90 to   08/23/11 to
               Loan ....................   Ba3       B-     9.70      07/18/12           7,790,044

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
$   4,500   Yonkers Racing
               Corp., Term Loan ........   NR        NR     8.82%     08/12/11      $    4,561,875
                                                                                    --------------
                                                                                        95,805,284
                                                                                    --------------

            INSURANCE 2.4%
    2,784   American Wholesale
               Insurance Group,                             8.60 to   10/27/11 to
               Inc., Term Loan .........   NR        B      12.75     04/27/12           2,790,960
    5,000   Applied Systems, Inc.,                          8.10 to
               Term Loan (a) ...........   NR        NR     8.18      09/26/13           5,026,565
    8,251   ARG Holdings, LLC,                              8.38 to   11/30/11 to
               Term Loan ...............   B3        NR     12.63     11/30/12           8,309,849
    1,995   Audatex North
               America, Inc., Term
               Loan ....................   Ba3       B+     7.62      04/13/13           2,012,456
    2,560   CCC Information
               Services Group,
               Inc., Term Loan .........   NR        NR     7.87      02/10/13           2,574,400
    7,500   Concord Re, Ltd.,
               Term Loan ...............   Ba2       BB+    9.63      02/29/12           7,612,500
    2,459   Mitchell International,
               Inc., Term Loan .........   B1        B+     7.37      08/15/11           2,468,536
    7,323   USI Holdings Corp.,
               Term Loan ...............   B1        BB-    7.69      03/24/11           7,359,932
    4,753   Vertafore, Inc., Term                           7.85 to   01/31/12 to
               Loan ....................   NR        NR     11.46     01/31/13           4,817,925
                                                                                    --------------
                                                                                        42,973,123
                                                                                    --------------
            MACHINERY 1.3%
    5,587   Alliance Laundry
               Holdings, LLC, Term
               Loan (a) ................   Ba3       B      7.57      01/27/12           5,627,411
    2,523   Douglas Dynamics,
               LLC, Term Loan ..........   Ba2       BB-    7.12      12/16/10           2,516,766

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            MACHINERY (CONTINUED)
$   1,000   FR X Ohmstede
               Acquisitions, Co.,
               Term Loan ...............   B2        B-     8.50%     08/09/13      $    1,012,500
    1,200   Gleason Corp.,                                  7.88 to
               Term Loan ...............   NR        NR     8.00      06/30/13           1,209,000
    8,122   Goodman Global
               Holdings, Inc., Term
               Loan ....................   B1        B+     7.25      12/23/11           8,118,518
    4,000   Stolle Machinery Co.,                           7.87 to   09/29/12 to
               LLC, Term Loan ..........   Caa1      B      11.37     09/29/13           4,045,625
    1,104   United Rentals (North
               America), Inc.,
               Term Loan ...............   Ba1       BB-    7.32      02/14/11           1,109,112
                                                                                    --------------
                                                                                        23,638,932
                                                                                    --------------
            MEDICAL PRODUCTS & SERVICES 1.6%
    1,588   Accellent, Inc., Term
               Loan (a) ................   Ba3       BB-    7.40      11/22/12           1,591,970
    3,280   AGA Medical Corp.,                              7.62 to
               Term Loan ...............   B1        B+     7.72      04/28/13           3,282,698
      995   Conmed Corp., Term
               Loan ....................   Ba2       BB-    7.32      04/12/13             996,244
   15,415   DaVita, Inc., Term                              7.37 to
               Loan ....................   Ba2       BB-    7.69      10/05/12          15,508,847
    1,139   DJ Orthopedics, LLC,
               Term Loan ...............   Ba3       BB-    6.88      04/07/13           1,137,719
    5,970   Fresenius Medical
               Care Holdings, Inc.,                         6.74 to
               Term Loan ...............   NR        BB+    6.78      03/31/13           5,940,562
      825   Kinetics Concepts,
               Inc., Term Loan .........   Ba1       BB     7.12      08/11/10             826,983
                                                                                    --------------
                                                                                        29,285,023
                                                                                    --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 0.4%
    3,192   New Enterprise
               Stone & Lime Co.,                            7.65 to
               Inc., Term Loan .........   NR        NR     9.25      07/30/10          3,207,765

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS (CONTINUED)
$   3,214   Novelis, Inc., Term
               Loan ...................    Ba1       BB-    7.72%     01/07/12      $    3,227,789
                                                                                    --------------
                                                                                         6,435,554
                                                                                    --------------
            NATURAL RESOURCES   1.5%
    2,800   CDX Funding, LLC,
               Term Loan ...............   NR        NR     10.62     03/31/13           2,851,333
      396   Cheniere LNG
               Holdings, LLC, Term
               Loan ....................   NR        BB     8.12      08/30/12             399,564
    3,682   El Paso Corp.,
               Term Loan ...............   Ba3       B+     8.72      08/01/11           3,711,458
    1,588   Key Energy Services
               Group, Inc., Term                            9.12 to
               Loan ....................   NR        NR     9.23      06/30/12           1,597,677
    1,928   SemCrude, LP, Term                              7.57 to
               Loan ....................   Ba2       NR     7.64      03/16/11           1,939,075
   16,246   Targa Resources,                                7.62 to   10/31/07 to
               Inc., Term Loan .........   B1        B+     7.65      10/31/12          16,274,239
                                                                                    --------------
                                                                                        26,773,346
                                                                                     --------------
            NON-DURABLE CONSUMER PRODUCTS 1.2%
    8,784   Aearo Technologies,                             7.87 to   03/24/13 to
               Inc., Term Loan (a) .....   Caa1      CCC+   11.87     09/24/13           8,897,466
    3,333   Amscan Holdings,                                8.30 to
               Inc., Term Loan (a) .....   Ba3       B+     8.39      12/23/12           3,360,408
    2,985   Easton-Bell Sports,                             7.07 to
               Inc., Term Loan .........   Ba3       B+     9.00      03/16/12           2,992,463
    1,816   JohnsonDiversey,
               Inc., Term Loan .........   Ba2       B+     7.97      12/16/11           1,832,405
    1,185   Mega Bloks, Inc.
               (Canada), Term
               Loan ....................   Ba2       BB-    7.19      07/26/12           1,187,962
    1,800   Targus Group
               International, Inc.,
               Term Loan ...............   B3        CCC+   12.80     05/22/13           1,633,500
    1,990   UCG Paper Crafts,
               Inc., Term Loan .........   NR        NR     8.57      02/17/13           1,994,975
                                                                                    --------------
                                                                                        21,899,179
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            PAPER & FOREST PRODUCTS 3.2%
$  39,582   Georgia-Pacific                                 7.37 to   12/20/12 to
               Corp., Term Loan ........   Ba2       BB-    8.39%     12/23/13      $   39,900,259
      772   New Page Corp.,                               8.32 to
               Term Loan ...............   Ba3       B      8.37      05/02/11             781,812
    8,691   White Birch Paper Co.
               (Canada), Term                               8.62 to   04/06/12 to
               Loan ....................   Ba3       B+     12.87     04/08/13           8,816,095
    7,335   Xerium Technologies,
               Inc., Term Loan .........   B1        B+     7.62      05/18/12           7,326,315
                                                                                    --------------
                                                                                        56,824,481
                                                                                    --------------
            PERSONAL & MISCELLANEOUS SERVICES 2.1%
   11,921   Affinion Group, Inc.,                           8.07 to
               Term Loan (a) ...........   Ba3       B+     8.18      10/17/12          12,000,663
    1,692   Alderwoods Group,
               Inc., Term Loan (a) .....   Ba2       BB     7.32      09/29/09           1,694,171
    6,779   Coinmach Laundry                                7.88 to
               Corp., Term Loan ........   B2        B      7.94      12/19/12           6,841,283
    5,808   Hertz Corp., Term                               7.61 to
               Loan ....................   Ba1       BB     7.73       12/21/12          5,858,136
    3,863   Iron Mountain, Inc.,                            7.09 to
               Term Loan ...............   Ba2       BB-    7.18       04/02/11          3,873,452
    1,197   Omniflight
               Helicopters, Inc.,                           9.07 to   09/30/11 to
               Term Loan ...............   NR        NR     11.25     09/30/12           1,199,535
    5,922   WeightWatchers.com,                             7.57 to   12/16/10 to
               Term Loan ...............   Ba2       B-     10.36     06/16/11           5,958,316
                                                                                    --------------
                                                                                        37,425,556
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            PHARMACEUTICALS 0.9%
$   2,160   Bradley
               Pharmaceuticals,
               Inc., Term Loan .........   NR        NR     9.43%     11/14/10      $    2,184,300
   13,411   Warner Chilcott
               Holding Co., Term                            7.87 to
               Loan ....................   B1        B+     7.97       01/18/12         13,492,047
                                                                                    --------------
                                                                                        15,676,347
                                                                                    --------------
            PRINTING & PUBLISHING 7.5%
    3,272   Adams Outdoor
               Advertising, LP,                             7.13 to
               Term Loan (a) ...........   B1        B+     7.15      10/18/12           3,281,355
    5,417   ALM Media
               Holdings, Inc.,
               Term Loan ...............   B1        B-     7.87      03/05/10           5,421,804
    3,300   American Media
               Operations, Inc.,
               Term Loan (a) ...........   B1        B-     8.37      01/31/13           3,324,407
    1,850   American
               Reprographics Co.,
               Term Loan (a) ...........   Ba2       BB     7.15      06/18/09           1,854,880
    1,163   Ascend Media
               Holdings, LLC, Term
               Loan ....................   NR        NR     8.87      01/31/12           1,131,984
    2,000   Black Press Group,                              7.47 to
               Ltd., Term Loan .........   Ba3       B+     7.50      08/02/13           2,015,000
    5,424   Canon
               Communications,
               LLC, Term Loan ..........   B2        B      8.62      05/31/11           5,437,803
    2,315   Caribe Information
               Investment, Inc.,                            7.63 to
               Term Loan ...............   B1        B      7.66      03/31/13           2,321,195
   10,684   Cygnus Business
               Media, Inc., Term
               Loan ....................   B2        CCC+   9.87      07/13/09          10,577,408
    9,355   Day International
               Group, Inc., Term                            8.12 to   12/05/12 to
               Loan ....................   Ba3       B      12.87     12/05/13           9,472,372

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            PRINTING & PUBLISHING (CONTINUED)
$  10,885   Endurance Business
               Media, Inc.,                                 8.07 to   07/26/13 to
               Term Loan ...............   B1        CCC+   12.57%    01/26/14      $   10,950,089
    3,950   FSC Acquisition, LLC,                           7.57 to
               Term Loan ...............   B1        B      7.74      08/01/12           3,951,976
    4,500   Gatehouse Media,
               Inc., Term Loan .........   B1        B+     7.57      12/06/13           4,511,250
    8,391   Haights Cross
               Communications, LLC                          8.91 to
               Term Loan ...............   B3        B-     9.91      08/20/08           8,458,195
    2,442   MC Communications,
               LLC, Term Loan ..........   NR        NR     7.97      12/31/10           2,456,223
    2,662   MediaNews Group,                                6.57 to   12/30/10 to
               Inc., Term Loan .........   Ba2       BB-    7.07      08/02/13           2,658,678
    8,182   Merrill
               Communications,                              7.57 to
               LLC, Term Loan ..........   B1        B+     7.62      05/15/11           8,212,853
    1,886   Network
               Communications,                              7.87 to
               Inc., Term Loan .........   Ba1       B+     8.12      11/30/12           1,895,179
    7,439   New Publications,                               8.44 to
               Inc., Term Loan .........   NR        NR     12.62     02/05/13           7,481,238
    8,732   Primedia, Inc., Term
               Loan ....................   NR        NR     7.57      09/30/13           8,707,987
    9,865   R.H. Donnelley, Inc.,                           6.60 to   12/31/09 to
               Term Loan ...............   Ba1       BB     6.90      06/30/11           9,835,619
    1,469   SGS International,                              7.88 to
               Inc., Term Loan .........   Ba2       B+     8.12      12/30/11           1,477,163
    1,805   Source Media, Inc.,
               Term Loan ...............   B1        NR     7.61      11/08/11           1,815,545
    3,643   Thomas Nelson
               Publishers, Term                             7.57 to
               Loan ....................   B1        B      7.62      06/12/12           3,656,787
   14,969   Yell Group, PLC,                                7.07 to   04/30/11 to
               Term Loan ...............   NR        NR     7.32      02/10/13          15,029,836
                                                                                    --------------
                                                                                       135,936,826
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            RESTAURANTS & FOOD SERVICE 1.5%
$   3,614   Arby's, LLC, Term                               7.57 to
               Loan (a) ................   Ba3       B+     7.63%     07/25/12      $    3,630,691
    5,114   Carrols Corp., Term
               Loan ....................   Ba3       B+     7.88      12/31/10           5,138,308
    2,203   Denny's Corp., Term                             8.57 to   09/30/09 to
               Loan ....................   B2        B      10.75     09/30/10           2,222,964
      550   Landry's
               Restaurants, Inc.,                           7.12 to
               Term Loan ...............   Ba1       BB-    7.13      12/28/10             550,841
    6,212   NPC International,                              6.97 to
               Inc., Term Loan .........   Ba3       B+     7.22      05/03/13           6,196,591
    4,388   Quizno's, LLC, Term                             7.63 to   05/05/13 to
               Loan ....................   B2        B      11.12     11/05/13           4,394,792
    2,990   Sagittarius
               Restaurants, LLC,
               Term Loan ...............   Ba3       B      7.62      03/29/13           3,004,004
    2,160   Sonic Corp., Term
               Loan ....................   Ba3       BB-    7.32      09/14/13           2,168,100
                                                                                    --------------
                                                                                        27,306,291
                                                                                    --------------
            RETAIL - OFFICE PRODUCTS 0.4%
    7,363   Buhrmann US, Inc.,                              7.09 to   12/23/10 to
               Term Loan ...............   Ba3       BB-    7.22      12/31/10           7,382,672
                                                                                    --------------
            RETAIL - OIL & GAS 0.4%
    1,787   The Pantry, Inc., Term
               Loan ....................   Ba3       BB     7.07      01/02/12           1,792,642
    5,446   Travelcenters of
               America, Inc., Term                          7.10 to
               Loan ....................   B1        BB     7.12      12/01/11           5,453,970
                                                                                    --------------
                                                                                         7,246,612
                                                                                    --------------
            RETAIL - SPECIALTY 0.9%
   11,759   Nebraska Book Co.,                              7.87 to
               Inc., Term Loan .........   B2        B-     7.88      03/04/11          11,810,038
      724   Visant Holding Corp.,
               Revolving Credit                             9.00 to
               Agreement ...............   Ba2       B+     9.25      10/04/10             717,104

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            RETAIL - SPECIALTY (CONTINUED)
$   4,243   Visant Holding Corp.,
               Term Loan ...............   Ba2       B+     7.37%     10/04/11      $    4,269,021
                                                                                    --------------
                                                                                        16,796,163
                                                                                    --------------
            RETAIL - STORES 1.2%
    6,000   Csk Auto, Inc.,                                 8.38 to
               Term Loan ...............   Ba3       B+     8.44      06/29/12           6,093,750
   12,342   Neiman Marcus
               Group, Inc., Term
               Loan ....................   Ba3       B+     7.64      04/06/13          12,453,626
      796   Pep Boys - Manny,
               Moe & Jack, Term
               Loan ....................   Ba2       B+     8.32      01/27/11             805,950
    3,000   Savers, Inc.,
               Term Loan ...............   B1        B      8.16      08/11/12           3,020,625
                                                                                    --------------
                                                                                        22,373,951
                                                                                    --------------
            TELECOMMUNICATIONS - EQUIPMENT & SERVICES 0.2%
    4,000   Level 3 Communications,
               Inc., Term Loan .........   B1        NR     8.40      12/01/11           4,045,832
                                                                                    --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.2%
      400   Alaska Communications
               Systems Group,
               Inc., Term Loan (a) .....   B1        B+     7.12      02/01/12             400,300
   11,200   Fairpoint
               Communications,
               Inc., Term Loan .........   B1        BB-    7.13      02/08/12          11,195,621
    4,284   Hawaiian Telecom,                                         04/30/12 to
               Inc., Term Loan .........   Ba3       B      7.62      10/31/12           4,293,708
    2,325   Orius Corp., LLC,
               Revolving Credit
               Agreement                                    4.00 to
               (b) (f) (g) (l) .........   NR        NR     11.25     01/31/06           2,023,147

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)
$   6,579   Orius Corp., LLC,
               Term Loan                                              01/23/09 to
               (b) (f) (g) (l) .........   NR        NR     12.25%    01/23/10      $    1,368,664
    1,000   Sorenson Communications,
               Inc., Term Loan .........   NR        NR     12.39     02/16/14           1,011,667
    2,000   Windstream Corp.,
               Term Loan ...............   Ba1       BBB-   7.12      07/17/13           2,012,858
                                                                                    --------------
                                                                                        22,305,965
                                                                                    --------------
            TELECOMMUNICATIONS - LONG DISTANCE 0.4%
    7,478   Time Warner
            Telecom, Inc., Term
               Loan ....................   Ba2       B      7.57      01/07/13           7,538,255
                                                                                    --------------
            TELECOMMUNICATIONS-WIRELESS 1.0%
    1,563   American Cellular                               7.60 to
               Corp., Term Loan (a) ....   Ba3       B+     7.63      08/07/13           1,571,485
    8,708   Centennial Cellular,                            7.57 to
               Inc., Term Loan .........   Ba2       B      7.65      02/09/11           8,784,531
    6,185   Cricket Communications,
               Inc., Term Loan .........   B1        B      8.12      06/16/13           6,247,891
    1,995   Crown Castle
               Operating Co., Term
               Loan ....................   B1        BB     7.65      06/01/14           2,004,975
                                                                                    --------------
                                                                                        18,608,882
                                                                                    --------------
            TEXTILES & LEATHER 1.1%
   10,750   HanesBrands, Inc.,                              7.63 to
               Term Loan ...............   Ba2       BB-    9.19      09/05/13          10,929,868
    4,066   Propex Fabrics, Inc.,
               Term Loan ...............   Ba3       BB-    7.63      07/31/12           4,075,915
    4,109   St. John Knits International,
               Inc., Term Loan .........   B1        B+     9.32      03/21/12           4,088,502
                                                                                    --------------
                                                                                        19,094,285
                                                                                    --------------

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            TOBACCO 0.1%
$   1,342   Alliance One
               International, Inc., Term                    8.12 to
               Loan ....................   B1        B+     8.33%     05/13/2008    $    1,355,664
                                                                                    --------------
            TRANSPORTATION - CARGO 0.4%
    2,723   Jacobson Acquisition                            8.60 to   04/07/09 to
               Co., Term Loan ..........   NR        NR     9.12      04/07/11           2,729,816
    1,662   Kenan Advantage
               Group, Inc., Term Loan ..   NR        NR     8.37      12/16/11           1,675,319
      882   Pacer International,                            6.88 to
               Inc., Term Loan .........   Ba2       BB     6.94      06/10/10             880,147
       80   Quality Distribution, Inc.,
               Revolving Credit
               Agreement ...............   Ba3       B-     10.75     11/13/08              79,600
    2,166   Quality Distribution, Inc.,
               Term Loan ...............   Ba3       B-     8.32      11/13/09           2,176,627
                                                                                    --------------
                                                                                         7,541,509
                                                                                    --------------
            TRANSPORTATION - PERSONAL 0.1%
      934   Neoplan USA Corp., Revolving
               Credit Agreement
               (b) (c) (g) (l) .........   NR        NR     8.54      06/30/06             873,056
      500   US Airways Group, Inc., Term
               Loan ....................   B2        B      8.87      03/31/11             504,197
                                                                                    --------------
                                                                                         1,377,253
                                                                                    --------------
            TRANSPORTATION-RAIL MANUFACTURING 0.4%
    5,411   Helm Holding, Corp., Term                       7.57 to
               Loan ....................   NR        NR     7.75      07/08/11           5,428,214
    1,330   Standard Steel, LLC, Term
               Loan ....................   B2        B+     8.09      06/30/12           1,341,638
                                                                                    --------------
                                                                                         6,769,852
                                                                                    --------------
            UTILITIES 1.1%
      800   Astoria Generating Co., LP,
               Term Loan ...............   B3        B      9.14      08/23/13             813,166

                                              BANK LOAN
PRINCIPAL                                     RATINGS +
  AMOUNT                                   --------------                STATED
  (000)     BORROWER                       MOODY'S    S&P    COUPON    MATURITY *        VALUE
---------   ----------------------------   -------   ----   -------   -----------   --------------
            UTILITIES (CONTINUED)
$  12,852   NRG Energy, Inc., Term
               Loan ....................   Ba1       BB-    7.37      02/01/13          12,934,981
    4,200   Primary Energy Operating,
               LLC, Term Loan ..........   NR        NR     8.15      08/24/09           4,213,999
    1,730   Reliant Energy Resources
               Corp., Term Loan ........   B2        B      7.70%     04/30/10      $    1,732,086
                                                                                    --------------
                                                                                        19,694,232
                                                                                    --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS ** 119.8%                                2,159,598,585
                                                                                    --------------

NOTES 1.5%
   Boise Cascade, LLC ($2,800,000 par, 8.25% coupon, maturing 10/15/12) (h) .....        2,842,000
   Builders FirstSource, Inc. ($6,300,000 par, 9.66% coupon, maturing
      02/15/12) (h) .............................................................        6,221,250
   Compression Polymers Corp. ($2,300,000 par, 12.39% coupon, maturing
      07/01/12) (h) .............................................................        2,357,500
   Del Laboratories, Inc. ($3,600,000 par, 10.37% coupon, maturing
      11/01/11) (h) .............................................................        3,735,000
   Qwest Corp. ($3,500,000 par, 8.64% coupon, maturing 06/15/13) (h) ............        3,788,750
   Rogers Wireless Communications, Inc. ($6,000,000 par, 8.52% coupon, maturing
      12/15/10) (Canada) (h) ....................................................        6,142,500
   Verso Paper Holding, LLC ($1,500,000 par, 9.12% coupon, maturing
      08/01/14) (h) (i) .........................................................        1,522,500
                                                                                    --------------
   TOTAL NOTES 1.5% .............................................................       26,609,500
                                                                                    --------------
EQUITIES 0.0%
   Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquisition date
      09/03/04, Cost $240,062) (j) (k) ..........................................           66,847
   DecorateToday.com (198,600 common shares, Acquisition date 12/31/98, Cost
      $3,505,909) (j) (k) (l) ...................................................                0
   Environmental Systems Products Holdings, Inc. (2,183 common shares,
      Acquisition date 06/22/04, Cost $0) (j) (k) ...............................           67,520
   Gentek, Inc. (1,040 common shares, Acquisition date 09/19/06, Cost $0)
      (j) (k) ...................................................................           33,696
   Gentek, Inc. (Warrants for 1,597 common shares, Acquisition date 09/19/06,
      Cost $0) (j) (k) ..........................................................           68,370
   IDT Corp. (22,898 common shares) (j) .........................................          297,445
   London Fog Industries, Inc. (515,922 common shares) (j) (l) ..................                0
   Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03, Cost
      $1,074,522) (g) (j) (k) (l) ...............................................                0
   Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost $85)
      (g) (j) (k) (l) ...........................................................                0
   Orius Corp. (1,211,236 common shares, Acquisition date 02/03/03, Cost $0)
      (g) (j) (k) (l) ...........................................................                0
   Planet Hollywood International, Inc. (Warrants for 95,324 common shares,
      Acquisition date 09/03/04, Cost $0) (j) (k) ...............................                0
   Railworks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05,
      Cost $2,560,327) (j) (k) ..................................................                0
   Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02, Cost
      $377,156) (j) (k) .........................................................                0
   Safelite Glass Corp. (724,479 common shares, Acquisition date 10/20/00, Cost
      $3,912,187) (j) (k) (l) ...................................................                0
   Safelite Realty (48,903 common shares, Acquisition date 10/20/00, Cost $0)
      (j) (k) (l) ...............................................................                0
                                                                                    --------------
   TOTAL EQUITIES 0.0% ..........................................................          533,878
                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS 121.3%
   (Cost $2,237,286,565) ........................................................    2,186,741,963
                                                                                    --------------
SHORT-TERM INVESTMENTS 2.9%
REPURCHASE AGREEMENT 2.3%
   State Street Bank & Trust Corp. ($40,700,000 par, collateralized by U.S.
      Government obligations in a pooled cash account, interest rate of 5.09%,
      dated 10/31/06, to be sold on 11/01/06 at $40,705,755) (a) ................       40,700,000

TIME DEPOSIT 0.6%
   State Street Bank & Trust Corp. ($11,398,516 par, 4.05% coupon, dated
      10/31/06, to be sold on 11/01/06 at $11,399,799) (a) ......................       11,398,516
                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS 2.9%
   (Cost $52,098,516) ...........................................................       52,098,516
                                                                                    --------------
TOTAL INVESTMENTS 124.2%
   (Cost $2,289,385,081) ........................................................    2,238,840,479

BORROWINGS (26.3%) ..............................................................     (475,000,000)

ASSETS IN EXCESS OF OTHER LIABILITIES 2.1% ......................................       38,619,196
                                                                                    --------------
NET ASSETS 100.0% ...............................................................   $1,802,459,675
                                                                                    --------------

NR - Not rated

Industry percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b)  This Senior Loan interest is non-income producing.

(c) The borrower is in the process of restructuring or amending the terms of this loan.

(d) Subsequent to October 31, 2006, this borrower has filed for protection in federal bankruptcy court.

(e)  Payment-in-kind security.

(f)  This borrower is currently in liquidation.

(g)  This borrower has filed for protection in federal bankruptcy court.

(h) Variable rate security. Interest rate shown is that in effect at October 31, 2006.

(i) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j) Non-income producing security as the stock or warrant currently does not declare dividends.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.0% of the net assets of the Fund.

(l)  Affiliated company

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2006:

CREDIT DEFAULT SWAPS

                                                    PAY/
                                                  RECEIVE                NOTIONAL     UNREALIZED
                                      BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY      REFERENCE ENTITY   PROTECTION     RATE       DATE        (000)     DEPRECIATION
------------      ----------------   ----------   -------   ----------   --------   -------------
Goldman           Standard Pacific
   Sachs Credit      Corporation
   Partners,
   L.P.                                 Sell       3.40%     09/20/11     $2,500       $49,215
                                                                                       -------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Loan Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: December 19, 2006